Related Party Transactions (Details)		3 Months Ended	12 Months Ended
		Mar. 31, 2018	Dec. 31, 2017
Intel Capital Corporation (''Intel") and its affiliates [Member]
Related Party Transaction [Line Items]
Relationship with the Group		A substantial shareholder of the company, but exited from the mobile chipset activities.	Intel was a shareholder. [1]
Qualcomm Global Trading PTE. Ltd (''Qualcomm'') and its affiliates [Member]
Related Party Transaction [Line Items]
Relationship with the Group	[1]		Qualcomm was a shareholder.

[1]	Upon the consummation of the Merger, both entities ceased to be the shareholders of the Group.